Loans and Allowance for Loan Losses, Broken Down by Portfolio Segment (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans
Individually evaluated	$ 9,560,000	$ 4,830,000
Collectively evaluated	694,972,000	574,793,000
Total	704,532,000	579,623,000
Allowance for Loan Losses
Individually evaluated	968,000	849,000
Collectively evaluated	5,127,000	4,879,000
Total	6,095,001	5,727,800	4,727,000
Real Estate
Loans
Individually evaluated	9,282,000	4,709,000
Collectively evaluated	568,952,000	473,832,000
Total	578,234,000	478,541,000
Allowance for Loan Losses
Individually evaluated	922,000	804,000
Collectively evaluated	4,285,000	4,007,000
Total	5,207,000	4,811,000
Installment and Other
Loans
Individually evaluated	38,000	39,000
Collectively evaluated	18,610,000	19,725,000
Total	18,648,000	19,764,000
Allowance for Loan Losses
Individually evaluated	29,000	35,000
Collectively evaluated	146,000	300,000
Total	175,000	335,000
Commercial Financial And Agricultural
Loans
Individually evaluated	240,000	82,000
Collectively evaluated	107,410,000	81,236,000
Total	107,650,000	81,318,000
Allowance for Loan Losses
Individually evaluated	17,000	10,000
Collectively evaluated	696,000	572,000
Total	$ 713,000	$ 582,000